Contingent liabilities (Details Narrative) - GBP (£)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 23, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 18, 2022
Notes and other explanatory information [abstract]
Reimbursement expenses	£ 225,000	£ 225,000
Contingent liabilites		£ 225,000	£ 225,000
Aggregate consideration				£ 7,400,000
Contingent liability				£ 225,000
Requested for reimbursement	£ 225,000